TAXES ON INCOME - Schedule of components of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Domestic taxes: Current	$ 120.5	$ 140.6	$ 117.7
Domestic taxes: Deferred	(5.9)	(23.0)	(1.3)
Domestic taxes:	114.6	117.6	116.4
Foreign taxes: Current	16.4	13.1	12.7
Foreign taxes: Deferred	(4.6)	4.6	2.3
Foreign taxes:	11.8	17.7	15.0
Taxes on income	$ 126.4	$ 135.3	$ 131.4